Debt	9 Months Ended	12 Months Ended
	Sep. 30, 2018	Dec. 31, 2017
John Keeler & Co., Inc. [Member]
Debt

Note 5.	Debt

Working Capital Line of Credit

The Company entered into a $14,000,000 revolving line of credit with Ares on August 31, 2016, the proceeds of which were used to pay off the prior line of credit, pay new loan costs of approximately $309,000, and provide additional working capital to the company. This facility was amended on November 18, 2016, June 19, 2017, October 16, 2017 and September 19, 2018. In the fourth amendment the term of this facility was extended to a term of 5 years from the effective date and is subject to early termination by the lender upon defined events of default. The Company continues to be obligated to meet certain financial covenants.

The line of credit bears an interest rate equal to the greater of 3 Month LIBOR rate plus 6.25%, the Prime rate plus 3.0% or a fixed rate of 6.5%.

The Ares line of credit agreement is subject to the following terms:

●	Borrowing is based on up to 85% of eligible accounts receivable plus the net orderly liquidation value of eligible inventory at the same rate, subject to certain defined limitations.
●	The line is collateralized by substantially all the assets and property of the Company and is personally guaranteed by the stockholder of the Company.
●	The Company is restricted to specified distribution payments, use of funds, and is required to comply with certain other covenants including certain financial ratios.
●	All cash received by the Company is applied against the outstanding loan balance.
●	A subjective acceleration clause allows Ares to call the note upon a material adverse change.

During the first nine months ended September 30, 2018, the Company failed to meet certain financial covenants. The bank elected not to charge the default rate of interest related to this covenant breach.

On September 19, 2018, the Company signed a fourth amendment to the loan and security agreement with the lender. This Amendment waived the current default and increased the term of the agreement to August 30, 2020.

As of September 30, 2018, the line of credit bears interest rate of 8.571%.

As of September 30, 2018 and December 31, 2017, the line of credit had an outstanding balance of approximately $7,462,000 and $12,100,000, respectively.

Interest expense for third party debt totaled approximately $645,400 and $807,000 for the nine months ending September 30, 2018 and the year ended December 31, 2017, respectively.

Note 6.	Debt

Working Capital Line of Credit

The Company entered into a $10,000,000 revolving line of credit with AloStar in July 2013. This facility was amended in March 2014 to increase the line of credit to $13,500,000, and subsequently amended in January 2015 to increase the line of credit to $20,000,000. The January 2015 amendment also extended the term of the facility through December 31, 2017. This line of credit is subject to early termination by the lender upon defined event of default. The Company continues to be obligated to meet certain financial covenants. The Company analyzed the Line of Credit modification under ASC 470-50-40-21 and determined that the modification did not trigger any additional accounting due to the line increase.

The line of credit bears an interest rate equal to the Daily LIBOR rate plus 4.50% or a Base Rate (Prime) plus 1.75%, with a floor interest rate of 5.50%. During the year ended December 31, 2015, the Company failed to meet certain financial covenants. As a result of the covenant breach, the company entered into a forbearance agreement dated November 5, 2015 and expired January 31, 2016. This forbearance agreement reduced the amount of the line to $17,000,000 and required the company to adhere to additional reporting requirements, increased the minimum interest rate to 6.50%, and changed the lending formulas and requirements on several pieces of collateral. The Company analyzed the Line of Credit modification under ASC 470-50-40-21 and determined that the modification did not trigger any additional accounting due to the line reduction. Additionally, it required the shareholder pledge 65% of his stock in Bacolod Blue Star Export Co. as additional collateral to the facility. This line was paid in full, inclusive of approximately $120,000 in prepayment penalties and legal fees on August 31, 2016.

The Company entered into a $14,000,000 revolving line of credit with Ares on August 31, 2016, the proceeds of which were used to pay off the prior line of credit, pay new loan of approximately $309,000, and provide additional working capital to the company. This facility was amended on November 18, 2016, June 19, 2017 and October 16, 2017. In the second amendment the term of this facility was extended to a term of 4 years from the effective date and is subject to early termination by the lender upon defined events of default. The Company continues to be obligated to meet certain financial covenants.

The line of credit bears an interest rate equal to the greater of 3 Month LIBOR rate plus 6.25%, the Prime rate plus 3.0% or a fixed rate of 6.5%.

The Ares line of credit agreement is subject to the following terms:

●	Borrowing is based on up to 85% of eligible accounts receivable plus the net orderly liquidation value of eligible inventory at the same rate, subject to certain defined limitations.
●	The line is collateralized by substantially all the assets and property of the Company and is personally guaranteed by the stockholder of the Company.
●	The Company is restricted to specified distribution payments, use of funds, and is required to comply with certain other covenants including certain financial ratios.
●	All cash received by the Company is applied against the outstanding loan balance.
●	A subjective acceleration clause allows Ares to call the note upon a material adverse change.

During the year ended December 31, 2016, the Company failed to meet certain financial covenants. As a result of the covenant breach, the company is being charged the default rate of interest of an additional 3.0%. The company cured the default effective May 31, 2017 and the bank issued the second amendment to the loan and security agreement dated June 19, 2017 waiving the defaults of the financial covenants. The Company is in compliance with all bank covenants as of December 31, 2017.

As of December 31, 2017, the line of credit bears interest rate of 6.7%.

As of December 31, 2017 and 2016, the line of credit had an outstanding balance of approximately $12,100,000 and $9,600,000, respectively.

The Company amortizes loan costs on a straight-line basis, which approximates the interest method, over the term of the credit facility. The Company had loan costs associated with the working capital lines of credit of approximately $195,000 and $244,000, net of approximately $229,000 and $64,500 of accumulated amortization as of December 31, 2017 and 2016, respectively. The Company recorded amortization expense of approximately $164,000 and $118,000 during the years ended December 31, 2017 and 2016, respectively.

Long-Term Debt

As of December 31, 2017 and 2016, long-term debt consisted of a note payable outstanding with Mercedes-Benz Financial Services (“MB Financial”). The Company entered into a loan agreement with MB Financial on November 30, 2014 to finance the purchase of an automobile. The loan bears interest at 5.56% per annum and requires monthly installment of approximately $3,000, inclusive of interest. The loan matures on November 30, 2019.

As of December 31, 2017 and 2016, this loan had an outstanding balance of approximately $69,000 and $102,000, respectively.

At December 31, 2017, scheduled principal payments related to long-term debt are as follows:

2018	35,000
2019	34,000

Total	$69,000

Interest expense for third party debt totaled approximately $807,000 and $800,000 for the years ended December 31, 2017 and 2016, respectively.